Cover	Dec. 13, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 13, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	000-54624
Entity Registrant Name	bowmo, Inc.
Entity Central Index Key	0001381871
Entity Tax Identification Number	26-4144571
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	99 Wall Street
Entity Address, Address Line Two	Suite 891
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	398-0002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false